Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 14, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:

Eaton Vance Growth Trust (File Nos.811-01241 and 02-22019) (the “Registrant”)

on behalf of its series Eaton Vance Worldwide Health Sciences Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Thursday, May 26, 2016.  The shareholders are being asked to consider the following proposals:

1.

To approve an Investment Advisory Agreement between Eaton Vance Management (“EVM”) and Worldwide Health Sciences Portfolio (the “Portfolio”), pursuant to which EVM will serve as investment adviser to the Portfolio;

2.

To approve an Investment Sub-Advisory Agreement between EVM and Eaton Vance Management (International) Limited (“EVMI”), pursuant to which EVMI will serve as an investment sub-adviser to the Portfolio;

3.

To approve a Research Support Agreement between EVM and OrbiMed Advisors LLC (“OrbiMed”), pursuant to which OrbiMed will serve as an investment sub-adviser to the Portfolio providing research services to the investment adviser with respect to the Portfolio’s investment program; and

4.

To consider and act upon any other matters which may properly come before the meeting and any adjourned session thereof.

We would appreciate receiving the Staff's comments, if any, as soon as possible so that the definitive proxy materials can be printed.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8064.

Very truly yours,

/s/ Velvet Regan

Velvet Regan, Esq.

Vice President